Discontinued Operations	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Discontinued Operations [Abstract]
Discontinued Operations
9.	Discontinued Operations

On July 31, 2013, the Company sold the rights for the purchase, sale and licensing of its Millennium, eQueue and eConn product lines and related inventories to PiOn, Incorporated (“PiOn”) located in Manchester, New Hampshire. The divestiture is consistent with the Company’s plan to discontinue marketing efforts in the PBX and call center telecommunications systems segment and focus on IP voice and security endpoints within its Cortelco business segment. Under terms of the sale, the Company received cash proceeds of approximately $48,000 (received in August 2013), assigned approximately $52,000 in deferred revenue liabilities to the buyer and will receive up to three years of royalty payments based on future sales of products included in the Millennium, eQueue, and eConn product lines. Royalty payments over the contractual period are to be received 30 days after each calendar quarter with royalty revenue recognized when earned.

The Company will continue to fulfill product orders and provide repair and refurbishment services for PiOn as part of an orderly transition from the Company’s Corinth, Mississippi warehouse to PiOn’s warehouse in Manchester, New Hampshire. The transition period will be no less than six months and can be extended indefinitely. The net cash flows expected to be received and paid by the Company related to the fulfillment, repair and refurbishment services during the transition period are not expected to be significant.

In accordance with the Company’s decision to exit the communications systems and services business segment, the results of operations from these businesses have been classified as discontinued operations for all periods presented. Further, assets and liabilities related to the discontinued operations in the accompanying consolidated balance sheets are as follows (in thousands):

	October 31,	July 31,
	2013	2013
Assets of Discontinued Operations
Trade and other accounts receivable	$79	$106
Prepaid and other current assets	13	26
Property and equipment, net	19	20
	$111	$152
Liabilities of Discontinued Operations
Accounts payable	11	4
Accrued expenses and other	66	62
	$77	$66

Condensed results of operations for the discontinued operations for the three months ended October 31, 2013 and 2012 are as follows (in thousands):

	Three Months Ended
	October 31,
	2013	2012
Revenues	$27	$348
Royalties earned from sale of business	69	-
Income from discontinued operations	$58	$82

12.	Discontinued Operations

On July 31, 2013, the Company sold the rights for the purchase, sale and licensing of its Millennium, eQueue and eConn product lines and related inventories to PiOn, Incorporated (“PiOn”) located in Manchester, New Hampshire. The divestiture is consistent with the Company’s plan to discontinue marketing efforts in the PBX and call center telecommunications systems segment and focus on IP voice and security endpoints within its Cortelco business segment. Under terms of the sale, the Company received cash proceeds of approximately $48,000 (received in August 2013), assigned approximately $52,000 in deferred revenue liabilities to the buyer and will receive up to three years of royalty payments based on future sales of products included in the Millennium, eQueue, and eConn product lines. Royalty payments over the contractual period are to be received 30 days after each calendar quarter with royalty revenue recognized when earned. The transaction resulted in a loss on sale of approximately $286,000, which is included in the consolidated statements of income in income from discontinued operations. Due to the full valuation allowance and historical net losses experienced by the communications systems and services business segment, no income tax expense has been attributed to this segment.

The Company will continue to fulfill product orders and provide repair and refurbishment services for PiOn as part of an orderly transition from the Company’s Corinth, Mississippi warehouse to PiOn’s warehouse in Manchester, New Hampshire. The transition period will be no less than six months and can be extended indefinitely. The net cash flows expected to be received and paid by the Company related to the fulfillment, repair and refurbishment services during the transition period are not expected to be significant.

In accordance with the Company’s decision to exit the communications systems and services business segment, the results of operations and cash flows from these businesses have been classified as discontinued operations for all periods presented. Further, assets and liabilities related to the discontinued operations in the accompanying consolidated balance sheets are as follows (in thousands):

	July 31,	July 31,
	2013	2012
Assets of Discontinued Operations	$
Accounts receivable	106	$294
Inventories	-	543
Prepaid and other current assets	26	23
Property and equipment, net	20	25
	$152	$885
Liabilities of Discontinued Operations
Accounts payable	4	23
Accrued expenses and other	215	393
	$219	$416

Condensed results of operations for the discontinued operations for the years ended July 31, 2013 and 2012 are as follows (in thousands):

	For the Years Ended July 31,
	2013	2012
Revenues	$1,223	$1,826
Income from discontinued operations	342	455
Loss on sale of discontinued operations	(286)	-
Net income from discontinued operations	$56	$455